Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Gross Contract Revenue	$ 39,715	$ 31,766	$ 108,041	$ 92,126	$ 122,020	$ 113,724
Contract costs: (exclusive of depreciation and amortization below)
Direct payroll costs	15,531	13,035	42,873	36,768	48,152	42,452
Sub-consultants and expenses	3,967	6,354	10,967	14,814	18,360	16,119
Total contract costs	19,498	19,389	53,840	51,582	66,512	58,571
Operating Expenses:
Selling, general and administrative	18,373	14,425	48,328	38,555	51,469	51,486
Depreciation and amortization	1,598	311	4,506	952	2,277	797
(Gain) loss on sale	(46)	(30)	(99)	(45)	(107)	(113)
Total operating expenses	19,925	14,706	52,735	39,462	53,639	52,170
Income (loss) from operations	292	(2,329)	1,466	1,082	1,869	2,983
Other (income) expense	314	(102)	706	(179)	(110)	419
Income (loss) before tax expense	(22)	(2,227)	760	1,261	1,979	2,564
Income tax (benefit) expense	(379)	(979)	(139)	467	989	1,038
Net income (loss)	357	(1,248)	899	794	$ 990	$ 1,526
Earnings allocated to non-vested shares	71		165	41
Net income (loss) attributable to common shareholders	$ 286	$ (1,248)	$ 734	$ 753
Earnings (loss) per share
Basic	$ 0.03	$ (0.22)	$ 0.10	$ 0.14	$ 0.17	$ 0.26
Diluted	$ 0.03	$ (0.22)	$ 0.10	$ 0.13	$ 0.17	$ 0.25
Weighted average shares outstanding:
Basic	8,920,505	5,567,523	7,003,462	5,569,177	5,399,356	5,770,170
Diluted	8,935,274	5,567,523	7,008,440	5,604,804	5,412,218	5,805,836